Accounting Changes and Error Corrections (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
In November 2023, the FASB issued Accounting Standards Update (or ASU) 2023-07 – Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (or ASU 2023-07). This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and other segment items, and extends certain annual segment disclosure requirements to interim period reporting. The adoption of this ASU during 2024 did not have a material impact on the Company's consolidated financial statements for the year ended December 31, 2024.

In December 2023, the FASB issued ASU 2023-09 – Income Taxes (Topic 740) Improvements to Income Tax Disclosures (or ASU 2023-09). This ASU enhances the transparency and decision usefulness of income tax disclosures. More specifically, this ASU requires that additional income tax information be disclosed about the jurisdictions in which the Company operates within its income tax rate reconciliation, as well as its disclosure about income taxes paid. This ASU is effective for annual periods beginning after December 15, 2024. The amendments in this ASU are to be applied on a prospective basis. The Company does not expect that adoption of ASU 2023-09 will have a material impact on the Company's consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03 – Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40) Disaggregation of Income Statement Expenses (or ASU 2024-03). This ASU improves the disclosures about a public business entity’s expenses and addresses requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). This ASU is effective for annual periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027. The amendments in this ASU are applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to any or all prior periods presented in the financial statements. The Company does not expect that adoption of ASU 2024-03 will have a material impact on the Company's consolidated financial statements